Document and Entity Information	Aug. 10, 2023
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2023
Entity File Number	001-37527
Entity Registrant Name	XCEL BRANDS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0307819
Entity Address, Address Line One	1333 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	347
Local Phone Number	727-2474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XELB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001083220
Amendment Flag	false